DBX ETF Trust

Schedule of Investments

Xtrackers S&P SmallCap 600 ESG ETF

November 30, 2021 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 99.9%
Communication Services - 1.4%
ATN International, Inc.	154	$5,884
Consolidated Communications Holdings, Inc.*	1,219	9,167
EW Scripps Co., Class A	900	16,677
Marcus Corp.*	316	5,520
Meredith Corp.*	599	35,341
QuinStreet, Inc.*	640	9,798
Scholastic Corp.	448	16,863
Shenandoah Telecommunications Co.	681	17,291
TechTarget, Inc.*(a)	366	35,367

(Cost $143,745)		151,908

Consumer Discretionary - 14.3%
Abercrombie & Fitch Co., Class A*	909	32,724
American Axle & Manufacturing Holdings, Inc.*	1,689	14,965
American Public Education, Inc.*	260	4,911
Asbury Automotive Group, Inc.*	329	53,838
Bed Bath & Beyond, Inc.*(a)	1,522	27,898
Big Lots, Inc.	507	21,994
Bloomin’ Brands, Inc.*	1,173	20,727
Boot Barn Holdings, Inc.*	429	52,484
Brinker International, Inc.*	635	21,971
Buckle, Inc.	424	19,945
Caleres, Inc.	553	13,056
Cato Corp., Class A	267	4,392
Cheesecake Factory, Inc.*	720	27,590
Chico’s FAS, Inc.*	1,788	10,245
Children’s Place, Inc.*	208	17,998
Cooper-Standard Holdings, Inc.*	188	4,341
Designer Brands, Inc., Class A*	908	12,422
Dine Brands Global, Inc.*	248	17,811
Ethan Allen Interiors, Inc.	356	8,010
Fiesta Restaurant Group, Inc.*	283	2,640
Fossil Group, Inc.*	685	8,186
Genesco, Inc.*	199	12,577
Gentherm, Inc.*	482	40,705
G-III Apparel Group Ltd.*	627	18,584
Group 1 Automotive, Inc.	263	51,219
Guess?, Inc.	562	12,673
Hibbett, Inc.(a)	219	17,071
Installed Building Products, Inc.	344	44,407
iRobot Corp.*(a)	426	32,338
Kontoor Brands, Inc.(a)	695	37,474
La-Z-Boy, Inc.	666	22,238
LCI Industries	383	58,319
Macy’s, Inc.	4,553	129,761
MarineMax, Inc.*	321	17,100
MDC Holdings, Inc.	826	39,516
Meritage Homes Corp.*	553	62,412
ODP Corp.*	688	25,979
Oxford Industries, Inc.	229	21,879
Perdoceo Education Corp.*	1,008	9,929
Red Robin Gourmet Burgers, Inc.*	218	3,553
Rent-A-Center, Inc.	889	39,267
Ruth’s Hospitality Group, Inc.*	481	8,177
Sally Beauty Holdings, Inc.*	1,683	32,970
Shake Shack, Inc., Class A*	576	42,042
Shoe Carnival, Inc.	273	10,674
Signet Jewelers Ltd.	773	75,089
Sleep Number Corp.*	349	27,843
Standard Motor Products, Inc.	281	14,061
Steven Madden Ltd.	1,135	53,856
Sturm Ruger & Co., Inc.	254	18,209
Tupperware Brands Corp.*	658	10,291
Unifi, Inc.*	198	4,033
Universal Electronics, Inc.*	163	5,901
Vera Bradley, Inc.*	394	3,747
Vista Outdoor, Inc.*	838	36,596
Winnebago Industries, Inc.	488	35,243
Wolverine World Wide, Inc.	1,211	37,699

(Cost $1,483,020)		1,511,580

Consumer Staples - 4.2%
Andersons, Inc.	447	15,189
B&G Foods, Inc.(a)	944	28,443
Calavo Growers, Inc.	223	9,040
Cal-Maine Foods, Inc.	552	19,905
Celsius Holdings, Inc.*(a)	554	37,899
Chefs’ Warehouse, Inc.*	472	14,665
Coca-Cola Consolidated, Inc.	68	38,799
Edgewell Personal Care Co.	807	34,265
elf Beauty, Inc.*	699	21,054
Fresh Del Monte Produce, Inc.	488	12,083
J & J Snack Foods Corp.	216	29,501
John B Sanfilippo & Son, Inc.	135	11,124
Medifast, Inc.	173	35,593
MGP Ingredients, Inc.	184	14,348
Seneca Foods Corp., Class A*	102	4,356
Simply Good Foods Co.*	1,237	45,732
SpartanNash Co. (a)	543	12,994
United Natural Foods, Inc.*	829	41,218
USANA Health Sciences, Inc.*	177	17,651

(Cost $412,569)		443,859

Energy - 3.1%
Callon Petroleum Co.*	573	29,131
Core Laboratories NV	671	15,359
Helix Energy Solutions Group, Inc.*	2,139	6,503
Helmerich & Payne, Inc.	1,570	35,247
Laredo Petroleum, Inc.*(a)	196	11,544
Par Pacific Holdings, Inc.*	681	9,221
PBF Energy, Inc., Class A*(a)	1,372	17,191
Range Resources Corp.*	3,795	74,230

Renewable Energy Group, Inc.*	739	35,310
SM Energy Co.	1,779	51,591
Southwestern Energy Co.*	9,938	44,522

(Cost $294,853)		329,849

Financials - 18.0%
Ambac Financial Group, Inc.*	708	10,577
Ameris Bancorp	971	47,259
AMERISAFE, Inc.	288	15,290
Assured Guaranty Ltd.	1,073	52,545
Banc of California, Inc.	775	15,182
BankUnited, Inc.	1,365	54,109
Banner Corp.	499	28,583
Berkshire Hills Bancorp, Inc.	709	18,937
Blucora, Inc.*	711	11,511
Brightsphere Investment Group, Inc.	872	26,186
Central Pacific Financial Corp.	432	11,565
City Holding Co.	221	17,340
Columbia Banking System, Inc.	1,145	37,625
Community Bank System, Inc.	790	55,821
Customers Bancorp, Inc.*	438	25,246
Donnelley Financial Solutions, Inc.*	441	20,603
Eagle Bancorp, Inc.	463	26,090
eHealth, Inc.*	302	6,668
Employers Holdings, Inc.	421	16,255
Encore Capital Group, Inc.*(a)	439	25,611
Enova International, Inc.*	540	20,585
First BanCorp	3,043	40,441
First Financial Bancorp	1,386	31,878
First Hawaiian, Inc.	1,904	49,980
First Midwest Bancorp, Inc.	1,687	33,284
Franklin BSP Realty Trust, Inc. REIT*	564	8,652
Granite Point Mortgage Trust, Inc. REIT	770	9,494
Great Western Bancorp, Inc.	803	26,941
Green Dot Corp., Class A*	798	28,648
Greenhill & Co., Inc.	188	3,207
Hanmi Financial Corp.	430	9,662
Heritage Financial Corp.	546	12,793
Hilltop Holdings, Inc.	921	31,342
HomeStreet, Inc.	307	15,157
Hope Bancorp, Inc.	1,801	25,844
Horace Mann Educators Corp.	617	22,872
Independent Bank Corp.	693	54,789
Independent Bank Group, Inc.	536	37,214
Invesco Mortgage Capital, Inc. REIT	4,158	12,474
Investors Bancorp, Inc.	3,317	49,390
KKR Real Estate Finance Trust, Inc. REIT	611	12,605
Meta Financial Group, Inc.	474	28,331
National Bank Holdings Corp., Class A	442	18,838
NBT Bancorp, Inc.	626	22,605
New York Mortgage Trust, Inc. REIT	5,460	20,366
NMI Holdings, Inc., Class A*	1,268	24,853
Northfield Bancorp, Inc.	656	11,054
Northwest Bancshares, Inc.	1,827	24,263
OFG Bancorp	764	18,412
Old National Bancorp.	2,406	42,490
Pacific Premier Bancorp, Inc.	1,388	53,785
Palomar Holdings, Inc.*	351	25,651
Park National Corp.	215	27,969
PennyMac Mortgage Investment Trust REIT(a)	1,406	24,422
Piper Sandler Cos.	211	34,973
PRA Group, Inc.*	681	28,915
Preferred Bank	201	13,698
ProAssurance Corp.	783	18,009
Provident Financial Services, Inc.	1,148	27,024
Redwood Trust, Inc. REIT	1,702	21,820
S&T Bancorp, Inc.	584	17,467
Safety Insurance Group, Inc.	204	15,763
Seacoast Banking Corp. of Florida	806	27,219
Simmons First National Corp., Class A	1,575	45,848
Southside Bancshares, Inc.	472	19,234
Stewart Information Services Corp.	390	27,776
Tompkins Financial Corp.	169	13,209
Trupanion, Inc.*	497	61,290
United Community Banks, Inc.	1,278	43,797
United Fire Group, Inc.	301	6,297
Universal Insurance Holdings, Inc.	398	5,998
Veritex Holdings, Inc.	730	28,930
WisdomTree Investments, Inc.(a)	1,571	9,646
WSFS Financial Corp.	698	34,705

(Cost $1,857,478)		1,904,912

Health Care - 11.6%
Addus HomeCare Corp.*	230	20,061
Allscripts Healthcare Solutions, Inc.*(a)	1,839	30,583
AMN Healthcare Services, Inc.*	695	79,237
Amphastar Pharmaceuticals, Inc.*	534	10,445
AngioDynamics, Inc.*	555	14,291
Anika Therapeutics, Inc.*	211	8,256
Cardiovascular Systems, Inc.*	555	11,100
Coherus Biosciences, Inc.*	917	17,029
Collegium Pharmaceutical, Inc.*	527	9,265
Community Health Systems, Inc.*	1,797	21,618
Computer Programs and Systems, Inc.*	226	6,660
CONMED Corp.	426	56,002
Corcept Therapeutics, Inc.*	1,549	32,529
CorVel Corp.*	136	25,568
Covetrus, Inc.*	1,455	26,161
Cross Country Healthcare, Inc.*	527	13,786
CryoLife, Inc.*	568	9,764
Cutera, Inc.*	238	8,297
Cytokinetics, Inc.*	1,239	48,742
Eagle Pharmaceuticals, Inc.*	162	7,724
Enanta Pharmaceuticals, Inc.*	262	23,129
Endo International PLC*	3,200	17,920

Ensign Group, Inc.	763	58,240
Glaukos Corp.*	679	29,217
Heska Corp.*	169	27,202
Inogen, Inc.*	266	8,126
Magellan Health, Inc.*	338	32,039
Merit Medical Systems, Inc.*	738	46,391
Myriad Genetics, Inc.*	1,234	31,911
Natus Medical, Inc.*	500	11,300
NextGen Healthcare, Inc.*	858	13,299
Omnicell, Inc.*	635	112,395
OraSure Technologies, Inc.*	1,056	9,852
Orthofix Medical, Inc.*	314	9,612
Owens & Minor, Inc.	1,101	44,040
Pacira BioSciences, Inc.*(a)	648	34,098
Phibro Animal Health Corp., Class A	317	6,210
Prestige Consumer Healthcare, Inc.*	728	40,732
RadNet, Inc.*	658	17,740
REGENXBIO, Inc.*	566	18,112
Select Medical Holdings Corp.	1,559	41,859
Spectrum Pharmaceuticals, Inc.*	1,826	2,885
Supernus Pharmaceuticals, Inc.*	779	23,347
Surmodics, Inc.*	212	9,313
Tabula Rasa HealthCare, Inc.*(a)	246	2,797
Tactile Systems Technology, Inc.*	261	5,089
Tivity Health, Inc.*	652	15,531
US Physical Therapy, Inc.	201	17,282
Vanda Pharmaceuticals, Inc.*(a)	806	13,057
Vericel Corp.*(a)	654	24,335
Xencor, Inc.*	862	31,222

(Cost $1,259,902)		1,235,400

Industrials - 18.5%
AAR Corp.*	481	15,709
ABM Industries, Inc.	987	44,415
AeroVironment, Inc.*	335	27,055
Alamo Group, Inc.	145	20,622
Albany International Corp., Class A	475	38,442
Applied Industrial Technologies, Inc.	572	54,363
ArcBest Corp.	371	38,243
Arcosa, Inc.	702	35,921
Astec Industries, Inc.	333	20,872
Atlas Air Worldwide Holdings, Inc.*	392	34,343
AZZ, Inc.	365	18,940
Barnes Group, Inc.	680	29,546
Boise Cascade Co.	571	37,018
Brady Corp., Class A	716	35,979
Chart Industries, Inc.*	521	90,941
CIRCOR International, Inc.*	311	8,381
Comfort Systems USA, Inc.	536	50,850
CoreCivic, Inc.*	1,735	18,686
Deluxe Corp.	632	21,387
Encore Wire Corp.	302	42,419
Enerpac Tool Group Corp.	894	18,872
EnPro Industries, Inc.	299	30,498
ESCO Technologies, Inc.	376	30,734
Exponent, Inc.	760	88,540
Federal Signal Corp.	891	37,805
Forward Air Corp.	390	38,513
Franklin Electric Co., Inc.	575	50,629
GMS, Inc.*	652	36,427
Granite Construction, Inc.	676	26,283
Greenbrier Cos., Inc.	488	19,515
Harsco Corp.*	1,060	15,455
Heartland Express, Inc.	682	11,417
Heidrick & Struggles International, Inc.	285	12,303
Hillenbrand, Inc.	1,066	47,544
HNI Corp.	648	25,602
Hub Group, Inc., Class A*	498	38,680
Interface, Inc.	862	12,292
John Bean Technologies Corp.	462	72,890
Kaman Corp.	402	14,874
Kelly Services, Inc., Class A	520	8,767
Lindsay Corp.	158	22,992
Marten Transport Ltd.	887	14,263
Matson, Inc.	640	52,179
Meritor, Inc.*	1,013	25,619
Mueller Industries, Inc.	830	45,924
MYR Group, Inc.*	249	27,567
National Presto Industries, Inc.	73	5,970
Pitney Bowes, Inc.	2,402	16,406
Powell Industries, Inc.	139	3,394
Proto Labs, Inc.*	383	19,196
Raven Industries, Inc.*	523	30,334
SPX Corp.*	669	38,902
SPX FLOW, Inc.	604	50,440
Standex International Corp.	183	18,851
Tennant Co.	268	21,081
Titan International, Inc.*	854	5,884
Triumph Group, Inc.*	950	15,922
UniFirst Corp.	221	42,355
US Ecology, Inc.*	474	16,149
Veritiv Corp.*	205	25,838
Viad Corp.*	296	12,524
Vicor Corp.*	311	44,616
Wabash National Corp.	727	12,141
Watts Water Technologies, Inc., Class A	403	76,050

(Cost $1,807,366)		1,966,369

Information Technology - 15.0%
8x8, Inc.*	1,652	35,601
ADTRAN, Inc.	701	14,286
Advanced Energy Industries, Inc.	563	49,369
Agilysys, Inc.*	280	12,194
Badger Meter, Inc.	424	43,401
Benchmark Electronics, Inc.	508	11,979
Bottomline Technologies DE, Inc.*	579	25,962

Cohu, Inc.*	702	23,145
CSG Systems International, Inc.	479	25,248
CTS Corp.	468	16,305
Diodes, Inc.*	661	70,297
Ebix, Inc.	353	10,788
EVERTEC, Inc.	863	36,237
ExlService Holdings, Inc.*	482	62,597
Extreme Networks, Inc.*	1,881	25,393
Fabrinet*	536	59,260
FARO Technologies, Inc.*	264	18,337
FormFactor, Inc.*	1,131	47,412
Ichor Holdings Ltd.*	414	19,826
Insight Enterprises, Inc.*	507	50,000
Itron, Inc.*	658	40,737
Knowles Corp.*	1,368	29,713
Kulicke & Soffa Industries, Inc.	915	52,759
LivePerson, Inc.*(a)	953	36,843
MaxLinear, Inc.*	1,033	69,552
Methode Electronics, Inc.	553	24,592
NETGEAR, Inc.*	446	11,926
OneSpan, Inc.*	506	8,648
Onto Innovation, Inc.*	723	68,078
PDF Solutions, Inc.*	457	13,678
Plantronics, Inc.*	619	15,797
Plexus Corp.*	409	34,413
Power Integrations, Inc.	882	88,226
Progress Software Corp.	644	31,202
Rogers Corp.*	275	74,971
Sanmina Corp.*	956	34,932
ScanSource, Inc.*	386	12,063
SPS Commerce, Inc.*	523	73,738
TTEC Holdings, Inc.	272	22,954
TTM Technologies, Inc.*	1,556	21,442
Unisys Corp.*	967	17,561
Veeco Instruments, Inc.*(a)	740	19,669
Viavi Solutions, Inc.*	3,305	48,947
Vonage Holdings Corp.*	3,705	76,397

(Cost $1,477,048)		1,586,475

Materials - 5.3%
AdvanSix, Inc.	415	18,795
Allegheny Technologies, Inc.*	1,860	26,486
American Vanguard Corp.	372	5,323
Balchem Corp.	472	74,576
Carpenter Technology Corp.	705	19,373
Century Aluminum Co.*	751	9,936
Clearwater Paper Corp.*	254	10,224
Ferro Corp.*	1,186	25,048
GCP Applied Technologies, Inc.*	789	18,415
Glatfelter Corp.	643	10,590
Hawkins, Inc.	285	9,456
Haynes International, Inc.	198	7,934
HB Fuller Co.	773	56,553
Innospec, Inc.	358	29,070
Kaiser Aluminum Corp.	235	20,969
Koppers Holdings, Inc.*	327	9,875
Kraton Corp.*	467	21,510
Livent Corp.*(a)	2,376	71,969
Mercer International, Inc.	553	5,917
Neenah, Inc.	256	11,902
Stepan Co.	315	35,504
SunCoke Energy, Inc.	1,156	7,040
TimkenSteel Corp.*	607	8,692
Tredegar Corp.	361	3,971
Trinseo PLC	567	26,780
Warrior Met Coal, Inc.	751	16,139

(Cost $553,250)		562,047

Real Estate - 7.7%
Acadia Realty Trust REIT	1,305	26,348
Agree Realty Corp. REIT	1,006	67,965
Alexander & Baldwin, Inc. REIT	1,067	23,506
American Assets Trust, Inc. REIT	773	26,591
Armada Hoffler Properties, Inc. REIT	910	12,694
Brandywine Realty Trust REIT	2,515	32,318
CareTrust REIT, Inc. REIT	1,439	29,082
Centerspace REIT	201	20,540
Chatham Lodging Trust REIT*	704	8,385
Community Healthcare Trust, Inc. REIT	336	14,458
DiamondRock Hospitality Co. REIT*	3,090	26,914
Diversified Healthcare Trust REIT	3,538	9,871
Easterly Government Properties, Inc. REIT	1,220	25,583
Four Corners Property Trust, Inc. REIT	1,129	30,506
GEO Group, Inc. REIT	1,777	14,927
Getty Realty Corp. REIT	567	17,311
Hersha Hospitality Trust REIT*	511	4,512
Independence Realty Trust, Inc. REIT	1,518	37,191
iStar, Inc. REIT(a)	1,045	25,435
Lexington Realty Trust REIT	4,028	60,621
LTC Properties, Inc. REIT(a)	576	18,294
Office Properties Income Trust REIT	712	16,896
Realogy Holdings Corp.*(a)	1,704	25,884
Retail Opportunity Investments Corp. REIT	1,769	31,064
RPT Realty REIT	1,183	15,048
SITE Centers Corp. REIT	2,625	39,532
Summit Hotel Properties, Inc. REIT*	1,545	13,828
Tanger Factory Outlet Centers, Inc. REIT(a)	1,512	29,953
Uniti Group, Inc. REIT	3,397	45,078
Washington Real Estate Investment Trust REIT	1,230	30,996
Whitestone REIT	624	5,778
Xenia Hotels & Resorts, Inc. REIT*	1,676	26,263

(Cost $766,452)		813,372

Utilities - 0.8%
California Water Service Group	755	47,573

South Jersey Industries, Inc.(a)	1,626	38,211

(Cost $85,767)		85,784

TOTAL COMMON STOCKS
(Cost $10,141,450)		10,591,555

SECURITIES LENDING COLLATERAL - 0.5%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 0.01%(b)(c)
(Cost $60,276)	60,276	60,276

CASH EQUIVALENTS - 0.1%
DWS Government Money Market Series “Institutional Shares”, 0.04%(b)
(Cost $5,591)	5,591	5,591

TOTAL INVESTMENTS - 100.5%
(Cost $10,207,317)		$10,657,422
Other assets and liabilities, net - (0.5%)		(52,722)

NET ASSETS - 100.0%		$10,604,700

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

A summary of the Fund’s transactions with affiliated investments during the period ended November 30, 2021 is as follows:

Value ($) at 8/31/2021	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 11/30/2021	Value ($) at 11/30/2021

SECURITIES LENDING COLLATERAL — 0.5%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 0.01% (b)(c)
50,397	9,879 (d)	—	—	—	1	—	60,276	60,276
CASH EQUIVALENTS — 0.1%
DWS Government Money Market Series “Institutional Shares”, 0.04% (b)
12,273	96,250	(102,932)	—	—	0	—	5,591	5,591

62,670	106,129	(102,932)	—	—	1	—	65,867	65,867

*	Non-income producing security.
(a)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at November 30, 2021 amounted to $577,509, which is 5.4% of net assets.

(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c)

Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $543,553.

(d)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended November 30, 2021.

REIT:	Real Estate Investment Trust

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2021 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (e)	$10,561,221	$30,334	$—	$10,591,555
Short-Term Investments (e)	65,867	—	—	65,867

TOTAL	$10,627,088	$30,334	$—	$10,657,422

(e)	See Schedule of Investments for additional detailed categorizations.